Segment and Product Information - Additional Information (Detail)	Jul. 31, 2015 Segment	Mar. 31, 2015 Store States Region
Segment Reporting [Abstract]
Number of Locations | Store		450
Number of states		40
Number of geographic regions | Region		9
Number of operating segments | Segment	9